Average Annual Total Returns{- Floating Rate High Income Portfolio} - 02.28 VIP Floating Rate High Income Portfolio Initial PRO-08 - Floating Rate High Income Portfolio	VIP Floating Rate High Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Floating Rate High Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Floating Rate High Income Portfolio-Initial VIP Return Before Taxes Since Inception		SP026 Past 1 year	SP026 Past 5 years	SP026 Since Inception
Total	2.82%	4.83%	3.43%	[1]	3.50%	5.43%	4.12%	[1]

[1]	(a)From April 9, 2014